15 Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Summary of intangible assets [Line Items]
Cost	R$ 48,687,584	R$ 44,626,255
Accumulated amortization	(14,282,009)	(12,300,808)
Net	34,405,575	32,325,447		R$ 29,012,460	R$ 33,466,132
Program contracts - commitments [member]
Summary of intangible assets [Line Items]
Cost	1,709,757	1,651,434
Accumulated amortization	(338,834)	(286,559)
Net	1,370,923	1,364,875
Concession agreements - equity value [member]
Summary of intangible assets [Line Items]
Cost	671,904	2,066,459
Accumulated amortization	(188,129)	(571,606)
Net	483,775	1,494,853
Concession agreements - economic value [member]
Summary of intangible assets [Line Items]
Cost	1,446,261	1,334,531
Accumulated amortization	(711,596)	(621,679)
Net	734,665	712,852	[1]	1,232,009	1,433,937
Program contracts [member]
Summary of intangible assets [Line Items]
Cost	23,160,119	19,413,768
Accumulated amortization	(6,799,812)	(5,594,068)
Net	16,360,307	13,819,700
Services contracts - Sao Paulo [member]
Summary of intangible assets [Line Items]
Cost	20,579,676	19,217,091
Accumulated amortization	(5,707,072)	(4,826,328)
Net	14,872,604	14,390,763	[1]	R$ 13,391,452	R$ 15,917,015
Software license of use [member]
Summary of intangible assets [Line Items]
Cost	978,085	829,739
Accumulated amortization	(437,460)	(358,033)
Net	540,625	471,706
Right of use [member]
Summary of intangible assets [Line Items]
Cost	141,782	113,233
Accumulated amortization	(99,106)	(42,535)
Net	R$ 42,676	R$ 70,698

[1]	As of December 31, 2019, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 292,824 - (R$ 315,717 as of December 31, 2018 -R$ R$ 98,077 recognized as concession agreements -equity value and R$ 217,640 recognized as program contracts).